Consolidated Statements of Loss $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CAD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 1,617,194		$ 986,847
Expenses:
Operating	1,124,601		698,144
General and administrative	180,988		95,931
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	311,605		192,772
Depreciation and amortization	279,035		282,326
Gain on asset disposals	(29,926)		(8,516)
Foreign exchange	1,278		393
Finance charges	87,813		91,431
Loss (gain) on investments and other assets	(12,452)		400
Loss on redemption and repurchase of unsecured senior notes	0		9,520
Loss before income taxes	(14,143)		(182,782)
Income taxes:
Current	4,362		3,203
Deferred	15,788		(8,599)
Income taxes	20,150		(5,396)
Net loss	$ (34,293)		$ (177,386)
Net loss per share:
Basic | (per share)		$ (2.53)	$ (13.32)
Diluted | (per share)		$ (2.53)	$ (13.32)